SECURITIES AVAILABLE FOR SALE	12 Months Ended
Sep. 30, 2013
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SECURITIES AVAILABLE FOR SALE

(2) SECURITIES AVAILABLE FOR SALE

The following tables present a summary of securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate debt securities	$67,320	2,482	692	69,110
U.S. government sponsored agency securities	187,087	322	4,245	183,164
Municipal securities	422	—	—	422

Total	$254,829	2,804	4,937	252,696

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate debt securities	$57,983	3,035	—	61,018
U.S. government sponsored agency securities	152,546	624	4	153,166
Municipal securities	6	—	—	6

Total	$210,535	3,659	4	214,190

There were no sales of securities available for sale during the year ended September 30, 2013. During the year ended September 30, 2012, the Company realized gross gains of $227,000 and gross losses of $570,000 on the sale of securities available for sale. During the year ended September 30, 2011, the Company realized gross gains of $673,000 and no gross losses on the sale of securities available for sale.

The following table presents a summary of the fair value and gross unrealized losses of those securities available for sale which had unrealized losses at September 30, 2013. Dollar amounts are expressed in thousands.

	Less than 12 months		12 months or longer
	Estimated Fair Value	Gross unrealized Losses	Estimated fair value	Gross unrealized losses
Corporate debt securities	$15,896	692	$—	—
U.S. government sponsored agency securities	73,347	3,045	18,800	1,200

Total	$89,243	3,737	$18,800	1,200

Management monitors the securities portfolio for impairment on an ongoing basis. This process involves monitoring market conditions and other relevant information, including external credit ratings, to determine whether or not a decline in value is other-than-temporary. There are no securities available for sale at September 30, 2013, for which the Company has taken an other-than-temporary impairment loss through earnings. During the quarter ended September 30, 2011, the Bank was notified that one holding in its trust preferred securities portfolio was being called in October 2011, prior to its original call date. Management determined that the security was other-than-temporarily impaired at September 30, 2011, and recognized a $640,000 impairment loss in earnings. There were no other securities held at September 30, 2012 and 2011, for which the Company had taken an other-than-temporary impairment loss through earnings.

The scheduled maturities of securities available for sale at September 30, 2013, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due in less than one year	$60,720	178	—	60,898
Due from one to five years	105,806	2,626	126	108,306
Due from five to ten years	11,895	—	586	11,309
Due after ten years	76,408	—	4,225	72,183

Total	$254,829	2,804	4,937	252,696

The principal balances of securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,000	18	—	3,018

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,037	95	—	3,132